Leases - Summary of Right of Use Assets Activity (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	$ 206,090
Additions	181,641	$ 254,319
Ending Balance	306,652	206,090
Right-of-use assets, net	306,652	206,090
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	254,319	0
Additions	181,641	254,319
Effects of currency translation	(4,832)
Ending Balance	431,128	254,319
Accumulated Amortization
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(48,229)
Amortization	(76,784)	(48,229)
Effects of currency translation	537
Ending Balance	$ (124,476)	$ (48,229)